Pension and Other Postretirement Benefits - Schedule of Pension Plan Benefit Obligations (Detail) - Pension Benefits [Member] - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans, Projected benefit obligation	$ 2,246	$ 2,507
Accumulated benefit obligation	2,049	2,267
Plan assets, Projected benefit obligation	2,175	2,434
Fair value of plan assets	1,789	1,983
Plan assets, Accumulated benefit obligation	1,467	1,602
Fair value of plan assets	$ 1,252	$ 1,357